Property and Equipment, Net - Schedule of Depreciation Included in Consolidated Statements of Income and Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	¥ 155,001	$ 21,831	¥ 204,207	¥ 213,082
Cost of goods sold
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	36,086	5,083	13,026	0
Fulfillment expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	104,009	14,648	168,374	195,022
Sales and marketing expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	1,304	184	1,907	2,666
General and administrative expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	2,492	351	6,804	7,395
Product development expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	¥ 11,110	$ 1,565	¥ 14,096	¥ 7,999